Investments - VIE (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Carrying Amount		$ 15,532,066	$ 13,029,860
Maximum Exposure	[1]	15,841,475	13,312,269
Available-for-sale securities, equity
Variable Interest Entity [Line Items]
Carrying Amount		15,453,836	12,824,558
Maximum Exposure	[1]	15,453,836	12,824,558
Available-for-sale securities, equity | Corporate securities
Variable Interest Entity [Line Items]
Carrying Amount		1,000,431	981,066
Maximum Exposure	[1]	1,000,431	981,066
Available-for-sale securities, equity | Mortgage-backed securities
Variable Interest Entity [Line Items]
Carrying Amount		14,425,840	11,823,561
Maximum Exposure	[1]	14,425,840	11,823,561
Available-for-sale securities, equity | Collateralized debt obligations
Variable Interest Entity [Line Items]
Carrying Amount		27,565	19,931
Maximum Exposure	[1]	27,565	19,931
Other Assets
Variable Interest Entity [Line Items]
Carrying Amount		78,230	205,302
Maximum Exposure	[1]	$ 387,639	$ 487,711

[1]	(1) The maximum exposure to loss is equal to the carrying amount for Fixed-maturity securities, available-for-sale. The maximum exposure to loss related to Other invested assets is equal to the carrying amount plus any unfunded commitments.